Contracts Receivables, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Contracts Receivable [Abstract]
Contract receivables	$ 24,669,365	$ 16,904,972
Allowance for doubtful accounts
Contracts receivable, net	$ 24,669,365	$ 16,904,972